SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Oct. 29, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average assumptions for equity awards granted
The weighted average assumptions for the option awards granted on December 15, 2016, December 15, 2015 and December 15, 2014 are as follows:

	December 15, 2016	December 15, 2015	December 15, 2014
Expected volatility	42.63%	43.71%	49.65%
Expected term (in years)	5.50	5.50	5.50
Risk-free interest rate	2.15%	1.77%	1.63%

Summary of stock option transactions
The following is a summary of stock option transactions during fiscal 2017, 2016 and 2015 (in thousands, except weighted average exercise prices and weighted average remaining life):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Balance, November 2, 2014	1,948	$11.05
Granted	10	17.07
Exercised	(40)	(8.85)
Cancelled	(14)	(175.08)
Balance, November 1, 2015	1,904	9.85
Granted	29	12.76
Exercised	(1,418)	(8.89)
Cancelled	(7)	(227.21)
Balance, October 30, 2016	508	10.24
Granted	11	15.70
Exercised	(183)	(9.03)
Balance, October 29, 2017	336	$11.06	3.7	$1,534
Exercisable at October 29, 2017	319	$10.79	3.5	$1,534

Additional information concerning outstanding options
The following summarizes additional information concerning outstanding options at October 29, 2017 (in thousands, except weighted average remaining life and weighted average exercise prices):

Options Outstanding
Number of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
310	3.4 years	$10.59
26	7.8 years	16.66
336	3.7 years	$11.06
The following summarizes additional information concerning options exercisable at October 29, 2017 (in thousands, except weighted average exercise prices):

Options Exercisable
Number of Options	Weighted Average Exercise Price
310	$10.59
9	17.37
319	$10.79

Fair value and cash value of Performance Share Awards granted
The fair value and cash value of Performance Share Awards granted in fiscal 2017, 2016 and 2015 are as follows (in millions):

	Fiscal year ended
	October 29, 2017	October 30, 2016	November 1, 2015
Equity fair value	$2.0	$2.4	$1.5
Cash value	$2.0	$2.1	$1.7

Restricted stock and performance award transactions
Restricted stock and performance award transactions during fiscal 2017, 2016 and 2015 were as follows (in thousands, except weighted average grant prices):

	Restricted Stock and Performance Awards
	Time-Based		Performance-Based		Market-Based
	Number of Shares	Weighted Average Grant Price	Number of Shares(1)	Weighted Average Grant Price	Number of Shares(1)	Weighted Average Grant Price
Balance, November 2, 2014	855	$15.22	117	$17.47	1,028	$11.71
Granted	410	16.60	270	17.04	45	12.76
Vested	(352)	13.11	—	—	(541)	11.71
Forfeited	(85)	23.71	(44)	16.22	(492)	11.72
Balance, November 1, 2015	828	$15.87	343	$17.19	40	$11.78
Granted	329	12.64	516	12.76	71	14.60
Vested	(335)	15.09	—	—	—	—
Forfeited	(60)	14.33	(60)	15.22	(4)	13.81
Balance, October 30, 2016	762	$14.91	799	$14.82	107	$14.02
Granted	285	15.84	362	15.70	58	16.03
Vested	(392)	15.14	(165)	16.07	—	—
Forfeited	(27)	14.41	(124)	15.88	(21)	11.51
Balance, October 29, 2017	628	$15.21	872	$14.76	144	$15.15

(1)	The number of restricted stock shown reflects the shares that would be granted if the target level of performance is achieved. The number of shares actually issued may vary.

Schedule of employee service share-based compensation, allocation of recognized period costs
Share-based compensation expense as well as the unrecognized share-based compensation expense and weighted average period over which expense attributable to unvested awards will be recognized are as follows (in millions, except weighted average remaining years):

	Fiscal year ended
	October 29, 2017	October 30, 2016	November 1, 2015
Cost of goods sold	$1.0	$1.1	$1.1
Engineering, selling, general and administrative	9.2	9.8	8.3
Total recognized share-based compensation expense	$10.2	$10.9	$9.4

	Fiscal Year Ended October 29, 2017
	Unrecognized Share-Based Compensation Expense	Weighted Average Remaining Years
Stock options	0.0	0.8
Time-based restricted stock	4.8	1.8
Performance- and market-based restricted stock	6.7	1.7
Total unrecognized share-based compensation expense	$11.5